ALLEGIANT FUNDS

                          GOVERNMENT MONEY MARKET FUND
                                MONEY MARKET FUND
                        OHIO MUNICIPAL MONEY MARKET FUND
                    PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                          TAX EXEMPT MONEY MARKET FUND

                                  A & C Shares

    Supplement dated October 8, 2008 to the Prospectus dated October 1, 2008.

             THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
               BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD
                   BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On October 3, 2008, the Board of Trustees of the Allegiant Money Market Funds listed above (the "Funds") approved the participation by each of the Funds in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program protects the shares of money market fund investors as of September 19, 2008. A shareholder would receive a payment in the amount of $1.00 per covered share upon liquidation of a Fund, if the Fund's market-based net asset value per share were to fall below $0.995 and was not promptly restored to $1.00. THE NUMBER OF COVERED SHARES IS THE LESSER OF THE NUMBER OF SHARES OWNED ON SEPTEMBER 19, 2008 OR THE NUMBER OF SHARES OWNED ON THE DATE WHEN THE PAYMENT IS TRIGGERED. Shares acquired by investors after the close of business on September 19, 2008 generally are not eligible for protection under the Program, unless such shares meet the requirements for replacing prior covered shares.

The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund, which, as of the date of this supplement, total approximately $50 billion.

Participation in the initial three months of the Program (i.e., until December 18, 2008) requires a payment to the U.S. Department of Treasury in the amount of 0.01% based on the net asset value of each Fund as of September 19, 2008. Each Fund will bear the expense of its participation in the Program without regard to any expense limitation currently in effect for the Funds. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If the Program is extended, the Funds will consider whether to continue to participate.

Any questions regarding the Funds' participation in the Program should be addressed directly to your Fund according to the contact information provided in your Fund's prospectus.







          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE








                                                                    SP-MMAC-1008

                                 ALLEGIANT FUNDS

                          GOVERNMENT MONEY MARKET FUND
                                MONEY MARKET FUND
                        OHIO MUNICIPAL MONEY MARKET FUND
                    PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                          TAX EXEMPT MONEY MARKET FUND

                                    I Shares

    Supplement dated October 8, 2008 to the Prospectus dated October 1, 2008.

             THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
               BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD
                   BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On October 3, 2008, the Board of Trustees of the Allegiant Money Market Funds listed above (the "Funds") approved the participation by each of the Funds in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program protects the shares of money market fund investors as of September 19, 2008. A shareholder would receive a payment in the amount of $1.00 per covered share upon liquidation of a Fund, if the Fund's market-based net asset value per share were to fall below $0.995 and was not promptly restored to $1.00. THE NUMBER OF COVERED SHARES IS THE LESSER OF THE NUMBER OF SHARES OWNED ON SEPTEMBER 19, 2008 OR THE NUMBER OF SHARES OWNED ON THE DATE WHEN THE PAYMENT IS TRIGGERED. Shares acquired by investors after the close of business on September 19, 2008 generally are not eligible for protection under the Program, unless such shares meet the requirements for replacing prior covered shares.

The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund, which, as of the date of this supplement, total approximately $50 billion.

Participation in the initial three months of the Program (i.e., until December 18, 2008) requires a payment to the U.S. Department of Treasury in the amount of 0.01% based on the net asset value of each Fund as of September 19, 2008. Each Fund will bear the expense of its participation in the Program without regard to any expense limitation currently in effect for the Funds. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If the Program is extended, the Funds will consider whether to continue to participate.

Any questions regarding the Funds' participation in the Program should be addressed directly to your Fund according to the contact information provided in your Fund's prospectus.








          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE







                                                                     SP-MMI-1008

                                 ALLEGIANT FUNDS

                                MONEY MARKET FUND
                          TAX EXEMPT MONEY MARKET FUND

                                    B Shares

    Supplement dated October 8, 2008 to the Prospectus dated October 1, 2008.

             THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
               BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD
                   BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On October 3, 2008, the Board of Trustees of the Allegiant Money Market Funds listed above (the "Funds") approved the participation by each of the Funds in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program protects the shares of money market fund investors as of September 19, 2008. A shareholder would receive a payment in the amount of $1.00 per covered share upon liquidation of a Fund, if the Fund's market-based net asset value per share were to fall below $0.995 and was not promptly restored to $1.00. THE NUMBER OF COVERED SHARES IS THE LESSER OF THE NUMBER OF SHARES OWNED ON SEPTEMBER 19, 2008 OR THE NUMBER OF SHARES OWNED ON THE DATE WHEN THE PAYMENT IS TRIGGERED. Shares acquired by investors after the close of business on September 19, 2008 generally are not eligible for protection under the Program, unless such shares meet the requirements for replacing prior covered shares.

The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund, which, as of the date of this supplement, total approximately $50 billion.

Participation in the initial three months of the Program (i.e., until December 18, 2008) requires a payment to the U.S. Department of Treasury in the amount of 0.01% based on the net asset value of each Fund as of September 19, 2008. Each Fund will bear the expense of its participation in the Program without regard to any expense limitation currently in effect for the Funds. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If the Program is extended, the Funds will consider whether to continue to participate.

Any questions regarding the Funds' participation in the Program should be addressed directly to your Fund according to the contact information provided in your Fund's prospectus.







          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE










                                                                       SP-B-1008